Unaudited Quarterly Financial Data	12 Months Ended
Aug. 26, 2017
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data
Unaudited Quarterly Financial Data
Summarized quarterly financial data:

	(Successor)	(Predecessor)
	From July 7, 2017 through August 26, 2017	From May 28, 2017 through July 6, 2017	13-weeks ended	13-weeks ended	13-weeks ended
			May 27, 2017	February 25, 2017	November 26, 2016
Net sales	$56,334	$41,223	$96,503	$102,308	$99,803
Income from operations	1,859	(18,660)	10,628	13,305	18,460
Net income	$450	$(17,082)	$4,347	3,463	6,787
Earnings per share from net income:
Basic	$0.01
Diluted	$0.01

	52-weeks ended	13-weeks ended	13-weeks ended	13-weeks ended	13-weeks ended
	August 27, 2016	August 27, 2016	May 28, 2016	February 27, 2016	November 28, 2015
Net sales	$427,858	$103,491	$104,590	$120,095	$99,682
Income from operations	45,959	10,124	7,992	11,424	16,419
Net income	$10,034	$1,159	$776	$2,390	$5,709